6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option Plan And Stock-Based Compensation Tables
Non-vested as of December 31, 2013	862,135	5,389,583	882,950
Non-vested as of December 31, 2013, Per Share	$ 0.25	$ 0.30	$ 0.20
Granted	1,219,000	708,000	6,130,000
Granted, Per Share	$ 0.83	$ 0.21	$ 0.30
Forfeited	(67,500)	(2,655,000)	0
Forfeited, Per Share	$ 0.46	$ 0.30	$ 0
Vested	(1,205,415)	(2,580,448)	(1,623,367)
Vested, Per Share	$ 0.52	$ 0.29	$ 0.27
Non-vested as of March 31, 2014	808,220	862,135	5,389,583
Non-vested as of March 31, 2014, Per Share	$ 0.74	$ 0.25	$ 0.30